Leases - Components of lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Finance lease cost:
Amortization of finance lease assets	$ 12,319	$ 8,469
Interest on finance lease liabilities	17,506	10,684
Impairment of finance lease assets	1,064
Total finance lease cost	30,889	19,153
Sale leaseback financial obligations:
Interest on financial obligations	16,326	13,129
Depreciation on leased assets	14,652	10,068
Total cost financial obligations	30,978	23,197
Operating lease expense:
Operating lease expense	25,512	21,894
Impairment of operating lease expense	5,959
Total operating lease cost	31,471	21,894
Total lease expense	$ 93,338	$ 64,244